UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23180

T. Rowe Price Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Total Return Fund	November 30, 2020
PTTFX	Investor Class
PTATX	Advisor Class
PTKIX	I Class

T. ROWE PRICE TOTAL RETURN FUND

HIGHLIGHTS

■	The fund outperformed its benchmark and Lipper peer group average over the last six months.

■	An underweight to Treasuries—mixed with exposure to credit sectors like high yield bonds, bank loans, emerging markets corporate bonds, and residential mortgage-backed securities—helped drive the fund’s outperformance.

■	We positioned the fund for a reflationary environment with ample exposure to credit, inflation hedges via U.S. Treasury inflation protected securities, and a short position in the U.S. dollar.

■	We are increasingly confident in a robust economic recovery in the second half of 2021, although the next few months will likely be challenging in terms of pandemic-related restrictions weighing on growth.

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CIO Market Commentary

Dear Shareholder

Nearly all major stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended November 30, 2020, as markets recovered from the steep sell-off in February and March. Extraordinary fiscal and monetary support from global governments and central banks helped spur the rebound, although the pandemic continued to pose significant public health and economic challenges.

In the U.S., the large-cap Dow Jones Industrial Average and S&P 500 Index reached record highs, as did the technology-heavy Nasdaq Composite Index—a result that few would have predicted in late March after the benchmarks tumbled more than 30% in response to the initial spread of the coronavirus. Large-cap information technology and internet-related firms that benefited from the work-from-home environment led the rebound. However, a series of announcements in November about successful vaccine trials raised hopes for a broader recovery in 2021 and boosted some sectors that had been beaten down in the initial phases of the pandemic. Meanwhile, former Vice President Joe Biden’s victory in the presidential election led to a reduction in political uncertainty.

In the S&P 500, industrials and materials were the top performers, and the consumer discretionary and technology sectors also recorded very strong results. Energy companies rallied late in the period as oil prices rose, but the sector still finished with negative results. Growth stocks outperformed their value counterparts, and a late surge helped smaller-cap shares finish the period with stronger results than larger companies.

Most equity markets outside the U.S. also performed well. Emerging markets outpaced developed markets, and Asian shares were among the top performers as China and other countries in the region proved successful in controlling the coronavirus. A weaker U.S. dollar generally supported returns for U.S. investors in foreign securities.

Within the fixed income universe, intermediate- and longer-term Treasury yields ticked higher during the period but remained very low by historical standards, a factor that encouraged investors to seek out riskier securities with higher return potential. High yield bonds were especially strong as investors grew less risk averse, allowing the market to absorb heavy new issuance and the arrival of numerous “fallen angels,” or issuers that lost their investment-grade credit rating. Emerging markets bonds and investment-grade corporate debt also performed well amid the search for yield, while Treasuries recorded modest losses. (Bond prices and yields move in opposite directions.)

The firm response by governments and central banks around the world was a key factor in supporting the economic and market recovery. In the U.S., the federal government’s relief package totaled $2.4 trillion, or over 11% of gross domestic product (GDP), while the Federal Reserve cut interest rates close to zero in March and purchased massive amounts of government, mortgage-backed, and corporate bonds during the period to stimulate the economy and increase liquidity in the fixed income market.

Boosted by the stimulus, GDP increased 33.1% in the third quarter, according to the latest estimates, erasing much of the steep decline suffered in the first half of the year. However, there were signs that the recovery was slowing as the fiscal impact of the pandemic relief programs began to fade and coronavirus cases surged again in the U.S. and Europe in the fall. By October, retail sales and payroll growth had slowed to their lowest levels since the rebound began in the spring. Negotiations for a renewed stimulus effort in the U.S. continued at the end of the period.

We are hopeful that the distribution of vaccines will bring about an eventual return to normalcy in the coming year, but many uncertainties remain. The economic effects of the pandemic are likely to echo for some time, and the recovery could be markedly uneven across countries, industries, and individual companies. In this environment, we believe strong fundamental analysis and skilled active security selection will remain critical components of investment success.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return through income and, secondarily, capital appreciation.

FUND COMMENTARY

How did the fund perform in the past six months?

The fund returned 5.80% for the six months ended November 30, 2020, and outperformed both the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Core Plus Bond Funds Average. (Results for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

First, welcome to our newest shareholders after the T. Rowe Price Institutional Core Plus Fund merged into the Total Return Fund on November 30, 2020. The past six months saw a rebound for fixed income markets and the fund after the severe distress experienced in the aftermath of the spread of the coronavirus. Credit markets, both corporate bonds and securitized credit, strongly recovered almost immediately following the worst sell-off since the global financial crisis of 2008–2009. The Federal Reserve and other key central banks quickly took actions and enacted measures, such as dropping policy rates to zero and implementing large-scale asset purchase programs to stimulate demand and liquidity, to support financial markets through increased volatility and uncertainty. Against this accommodative backdrop, credit sectors outperformed significantly over the past six months.

Our underweight to Treasury debt—mixed with exposure to credit sectors like high yield bonds, bank loans, emerging markets corporate bonds, and residential mortgage-backed securities (RMBS)—helped drive the fund’s outperformance. With many central banks enacting extremely accommodative monetary policies, the market’s appetite for yield surged during the period, which led to strong performance generally across credit sectors. High yield corporates meaningfully outperformed their investment-grade (IG) counterparts, as equity markets rallied and firms took advantage of strong demand for new issues to build liquidity and extend maturities.

The fund has maintained an underweight allocation to IG corporate bonds relative to the benchmark to take a more risk-balanced and less benchmark-aligned approach to portfolio construction. This underweight detracted for the period as IG corporate bonds, like most credit sectors, posted strong returns. However, this underperformance was more than offset by overweights to the credit sectors mentioned above.

Security selection within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped drive outperformance. Broadly speaking, the fund’s exposure to out-of-benchmark and sub-AAA rated ABS and CMBS significantly contributed. CMBS that are lower in the capital structure—which had lagged in the early phase of the recovery—outperformed as the economy began to reopen. Increasingly tight spreads on the highest-quality CMBS tranches compelled investors to move down in quality in search of higher yields and more attractive valuations. Within ABS, bonds in areas that had been routed by economic shutdowns—such as rental car, timeshares, and casual dining securitizations—similarly bounced back.

How is the fund positioned?

We positioned the fund for a reflationary environment with ample exposure to credit, inflation hedges via U.S. Treasury inflation protected securities, and a short position in the U.S. dollar versus a basket of emerging markets (EM) currencies. Rebounding global growth, further weakness in the U.S. dollar, and less accommodative policy from EM central banks could be supportive for EM currencies in the coming year.

We trimmed exposure to some securitized credit where valuations were less attractive and fundamentals could be challenged for some time. Accordingly, the portfolio’s allocations to ABS, CMBS, and RMBS declined over the period.

Within securitized sectors, however, we are planning for the economic recovery to come. In light of our outlook for potentially limited new securitized credit issuance next year, we are positioning our exposure in the securitized market to benefit from the expected economic upturn well in advance because certain types of bonds could become difficult to purchase once the recovery begins in earnest.

The fund used liquid credit derivatives called CDX to position the portfolio to benefit if the high yield corporate market outperformed its IG counterpart. The fund maintains meaningful holdings in various types of derivatives, including interest rate and credit derivatives. We hold these derivatives to efficiently manage the fund’s duration and yield curve positioning, as well as its credit risk and currency exposures.

Over the period, we initiated a position in taxable municipal debt. The municipal bond market is traditionally known for its income exemption from federal and sometimes state and local income taxes, and the taxable municipal opportunity set has been relatively small. However, recent legislative changes have expanded the size of the taxable municipal market, and its relative value versus other sectors was attractive.

What is portfolio management’s outlook?

We are increasingly confident in a robust economic recovery in the second half of 2021, although the next few months will likely be challenging in terms of pandemic-related restrictions weighing on growth. The Federal Reserve is likely to remain extremely accommodative for the foreseeable future, especially under its new flexible inflation-targeting framework. This, effectively, will allow the central bank to keep rates at low levels even when inflation meaningfully increases above the 2% target. Under the Fed’s old policy framework, the central bank’s practice had been to raise rates in anticipation of future inflation solely due to a low unemployment rate.

Despite previous breakdowns in negotiations, Congress appears closer to agreeing on a new fiscal stimulus bill. We see a high probability of some amount of additional fiscal support coming down the pike. We believe that this macroeconomic environment could be supportive for credit sectors, and we still find value in pockets of the market, including securitized credit and bank loans. In addition, we expect a relatively low level of new supply in 2021, providing technical support for many credit sectors.

The obvious risk to our positioning for a vigorous economic recovery in the second half of 2021 is that the expected contraction over the next few months is longer and deeper than expected. Delays or other problems with vaccine distribution could create this type of scenario. The size of the government’s fiscal relief package currently expected in December or early 2021 may also affect the strength of the recovery later next year, so we are closely monitoring political sentiment toward additional fiscal spending as Washington, D.C., transitions to the Biden administration.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF BOND INVESTING

All investments are subject to market risk, including possible loss of principal. The fund is subject to the risks of fixed income investing, including interest rate risk and credit risk. Interest rate risk is the decline in bond prices that accompanies a rise in the overall level of interest rates. Credit risk is the chance that any of the fund’s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price.

Because a significant portion of the fund’s investments may be rated below investment grade, the fund is exposed to greater volatility and credit risk than if it invested mainly in investment-grade bonds. High yield bond and loan issuers are usually not as strong financially as investment-grade bond issuers and, therefore, are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.

Investments in foreign bonds are subject to special risks, including potentially adverse overseas political and economic developments, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar. Investments in emerging markets are subject to the risk of abrupt and severe price declines.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2020, Bloomberg Index Services Ltd. Used with permission.

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2020 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

November 30, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

CORPORATE BONDS 28.3%

FINANCIAL INSTITUTIONS 6.3%

Banking 2.6%

	Par/Shares	$ Value
Akbank, 5.125%, 3/31/25	250	248
Banco de Bogota, 4.375%, 8/3/27 (1)	700	754
Banco de Bogota, 6.25%, 5/12/26	800	909
Banco Mercantil del Norte, VR, 7.625% (2)(3)	250	271
Banco Santander, 3.49%, 5/28/30	200	222
Bancolombia, VR, 4.625%, 12/18/29 (2)	250	259
Bangkok Bank, VR, 3.733%, 9/25/34 (2)	950	969
Bangkok Bank, VR, 3.733%, 9/25/34 (1)(2)	240	245
Bank of America, VR, 1.898%, 7/23/31 (2)	780	783
Barclays, VR, 2.852%, 5/7/26 (2)	275	291
BBVA Bancomer, 4.375%, 4/10/24 (1)	375	409
BBVA Bancomer, VR, 5.125%, 1/18/33 (2)	1,100	1,154
BBVA Bancomer, VR, 5.875%, 9/13/34 (2)	200	219
Capital One Bank USA, 3.375%, 2/15/23	250	265
Capital One Financial, 3.75%, 3/9/27	425	483
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2)	285	296
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2)	685	721
Danske Bank, 5.375%, 1/12/24 (1)	405	455
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	230	245
ICICI Bank, 3.80%, 12/14/27	1,000	1,077
JPMorgan Chase, VR, 1.764%, 11/19/31 (2)	300	301
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	660	719
Kookmin Bank, 4.50%, 2/1/29	400	470
Nationwide Building Society, VR, 4.363%, 8/1/24 (1)(2)	235	255
Natwest Group, 5.125%, 5/28/24	100	112
Standard Chartered, VR, 4.644%, 4/1/31 (1)(2)	830	992

Truist Bank, 2.25%, 3/11/30	290	304
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	310	312
Wells Fargo, VR, 2.393%, 6/2/28 (2)	575	608
Wells Fargo, VR, 2.879%, 10/30/30 (2)	250	271
		14,619
Brokerage Asset Managers Exchanges 0.1%		
Intercontinental Exchange, 1.85%, 9/15/32	385	389
Intercontinental Exchange, 3.00%, 9/15/60	200	213
		602
Finance Companies 0.6%		
AerCap Ireland Capital, 4.45%, 4/3/26	415	447
AerCap Ireland Capital, 4.50%, 9/15/23	180	192
AerCap Ireland Capital, 6.50%, 7/15/25	270	312
Avolon Holdings Funding, 4.25%, 4/15/26 (1)	75	77
Avolon Holdings Funding, 5.125%, 10/1/23 (1)	660	694
Avolon Holdings Funding, 5.50%, 1/15/26 (1)	75	82
Navient, 7.25%, 1/25/22	23	24
Navient, 7.25%, 9/25/23	592	645
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	935	997
		3,470
Financial Other 0.1%		
PRA Group, 7.375%, 9/1/25 (1)	400	430
		430
Insurance 1.2%		
Acrisure, 10.125%, 8/1/26 (1)	825	934
AmWINS Group, 7.75%, 7/1/26 (1)	495	535
Centene, 3.375%, 2/15/30	455	479
Centene, 4.25%, 12/15/27	610	643
Centene, 4.625%, 12/15/29	917	1,004
CNO Financial Group, 5.25%, 5/30/25	115	132
Genworth Mortgage Holdings, 6.50%, 8/15/25 (1)	755	802

HUB International, 7.00%, 5/1/26 (1)	1,237	1,290
Humana, 4.875%, 4/1/30	88	111
MGIC Investment, 5.25%, 8/15/28	250	266
Molina Healthcare, 4.375%, 6/15/28 (1)	115	121
Molina Healthcare, 5.375%, 11/15/22	252	265
UnitedHealth Group, 2.90%, 5/15/50	210	233
		6,815
Real Estate Investment Trusts 1.7%		
Alexandria Real Estate Equities, 4.90%, 12/15/30	740	935
American Campus Communities Operating Partnership, 2.85%, 2/1/30	710	738
American Campus Communities Operating Partnership, 3.625%, 11/15/27	420	461
American Campus Communities Operating Partnership, 3.875%, 1/30/31	270	304
Boston Properties, 3.25%, 1/30/31	340	371
Brixmor Operating Partnership, 3.65%, 6/15/24	204	217
Brixmor Operating Partnership, 3.85%, 2/1/25	270	292
Brixmor Operating Partnership, 3.90%, 3/15/27	630	689
Brixmor Operating Partnership, 4.05%, 7/1/30	505	575
Brixmor Operating Partnership, 4.125%, 5/15/29	445	498
Camden Property Trust, 2.80%, 5/15/30	250	275
Federal Realty Investment Trust, 3.50%, 6/1/30	275	303
HAT Holdings I, 6.00%, 4/15/25 (1)	95	102
Healthpeak Properties, 4.25%, 11/15/23	10	11
Regency Centers, 3.60%, 2/1/27	200	218
Regency Centers, 3.70%, 6/15/30	255	288
Times China Holdings, 6.75%, 7/16/23	200	209
VEREIT Operating Partnership, 3.10%, 12/15/29	1,160	1,217
VEREIT Operating Partnership, 3.95%, 8/15/27	286	318
VEREIT Operating Partnership, 4.60%, 2/6/24	255	277
VEREIT Operating Partnership, 4.625%, 11/1/25	65	73

VEREIT Operating Partnership, 4.875%, 6/1/26	740	845
		9,216
Total Financial Institutions		35,152
INDUSTRIAL 21.0%		
Basic Industry 1.4%		
ABJA Investment, 5.45%, 1/24/28	1,600	1,655
Arconic, 6.125%, 2/15/28 (1)	481	522
Big River Steel, 6.625%, 1/31/29 (1)	765	807
Braskem Finance, 6.45%, 2/3/24	800	877
Braskem Finance, 7.375% (3)	200	205
Cascades USA, 5.125%, 1/15/26 (1)	400	422
Domtar, 6.25%, 9/1/42	90	104
Freeport-McMoRan, 5.40%, 11/14/34	77	96
Hudbay Minerals, 6.125%, 4/1/29 (1)	465	501
Hudbay Minerals, 7.625%, 1/15/25 (1)	173	180
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (1)	396	431
Methanex, 5.125%, 10/15/27	442	467
Methanex, 5.25%, 12/15/29	15	16
Methanex, 5.65%, 12/1/44	209	215
Suzano Austria, 5.00%, 1/15/30	650	732
Suzano Austria, 6.00%, 1/15/29	600	718
		7,948
Capital Goods 1.6%		
Apex Tool Group, 9.00%, 2/15/23 (1)	270	259
Colfax, 6.375%, 2/15/26 (1)	233	250
General Electric, Series D, VR, 5.00% (2)(3)	1,130	1,034
GFL Environmental, 8.50%, 5/1/27 (1)	579	640
Intelligent Packaging Finco, 6.00%, 9/15/28 (1)	580	613
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1)	815	818
Mauser Packaging Solutions Holding, 8.50%, 4/15/24 (1)	630	662
Pactiv, 7.95%, 12/15/25	425	474

Pactiv, 8.375%, 4/15/27	57	64
St Marys Cement, 5.75%, 1/28/27	800	918
TransDigm, 7.50%, 3/15/27	200	214
TransDigm, 8.00%, 12/15/25 (1)	490	535
Vertical Holdco, 7.625%, 7/15/28 (1)	1,470	1,573
Welbilt, 9.50%, 2/15/24	613	631
		8,685
Communications 3.1%		
Altice France Holding, 10.50%, 5/15/27 (1)	515	581
AT&T, 2.75%, 6/1/31	440	465
AT&T, 4.50%, 3/9/48	370	450
British Telecommunications, 3.25%, 11/8/29 (1)	480	528
C&W Senior Financing, 7.50%, 10/15/26 (1)	200	213
Cablevision Lightpath, 5.625%, 9/15/28 (1)	625	655
CCO Holdings, 4.25%, 2/1/31 (1)	270	280
CCO Holdings, 5.00%, 2/1/28 (1)	45	47
CCO Holdings, 5.125%, 5/1/27 (1)	470	494
CCO Holdings, 5.375%, 6/1/29 (1)	730	798
CCO Holdings, 5.875%, 5/1/27 (1)	80	83
Charter Communications Operating, 3.75%, 2/15/28	525	588
Clear Channel Worldwide Holdings, 9.25%, 2/15/24	303	303
CSC Holdings, 7.50%, 4/1/28 (1)	350	390
GCI, 4.75%, 10/15/28 (1)	475	499
Globo Comunicacao E Participacoes, 4.875%, 1/22/30	250	261
Globo Comunicacao e Participacoes, 5.125%, 3/31/27	700	742
HTA Group, 7.00%, 12/18/25	200	216
iHeartCommunications, 6.375%, 5/1/26	20	21
iHeartCommunications, 8.375%, 5/1/27	279	296
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	1,000	1,107
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)	200	217
MDC Partners, 6.50%, 5/1/24 (1)	547	539

Netflix, 5.375%, 11/15/29 (1)	245	292
Netflix, 6.375%, 5/15/29	850	1,065
SBA Tower Trust, 2.328%, 1/15/28 (1)	95	98
SBA Tower Trust, 2.836%, 1/15/25 (1)	450	478
SBA Tower Trust, 3.168%, 4/11/22 (1)	480	485
SBA Tower Trust, 3.869%, 10/8/24 (1)	450	476
Sirius XM Radio, 4.625%, 7/15/24 (1)	50	52
Sprint, 7.625%, 2/15/25	345	414
Sprint, 7.625%, 3/1/26	310	385
Sprint, 7.875%, 9/15/23	100	115
T-Mobile USA, 2.25%, 11/15/31 (1)	85	86
T-Mobile USA, 3.875%, 4/15/30 (1)	450	515
Tower Bersama Infrastructure, 4.25%, 1/21/25	200	207
Townsquare Media, 6.50%, 4/1/23 (1)	105	101
Turk Telekomunikasyon, 4.875%, 6/19/24	200	204
Univision Communications, 9.50%, 5/1/25 (1)	360	398
Verizon Communications, 2.65%, 11/20/40	205	210
Verizon Communications, 2.987%, 10/30/56 (1)	280	297
Vodafone Group, 4.875%, 6/19/49	650	848
Vodafone Group, 5.00%, 5/30/38	585	762
		17,261
Consumer Cyclical 4.7%		
Caesars Entertainment, 8.125%, 7/1/27 (1)	480	527
Caesars Resort Collection, 5.25%, 10/15/25 (1)	357	358
Carnival, 7.625%, 3/1/26 (1)	85	90
CCM Merger, 6.375%, 5/1/26 (1)	760	791
Cedar Fair, 5.375%, 6/1/24	375	376
Cedar Fair, 5.50%, 5/1/25 (1)	425	446
Clarios Global, 6.25%, 5/15/26 (1)	245	261
Clarios Global, 8.50%, 5/15/27 (1)	1,115	1,200
Country Garden Holdings, 5.125%, 1/17/25	200	209

Country Garden Holdings, 7.25%, 4/8/26	200	224
Country Garden Holdings, 8.00%, 1/27/24	1,000	1,079
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1)	580	628
Dave & Buster's, 7.625%, 11/1/25 (1)	927	962
eG Global Finance, 8.50%, 10/30/25 (1)	200	215
Expedia Group, 5.00%, 2/15/26	465	508
Expedia Group, 6.25%, 5/1/25 (1)	70	80
Expedia Group, 7.00%, 5/1/25 (1)	60	66
Falabella, 4.375%, 1/27/25	500	541
Ford Motor, 9.00%, 4/22/25	525	636
Ford Motor Credit, 5.125%, 6/16/25	600	648
General Motors Financial, 3.20%, 7/6/21	330	334
General Motors Financial, 4.30%, 7/13/25	905	1,008
Golden Nugget, 6.75%, 10/15/24 (1)	420	409
Hyundai Capital America, 1.80%, 10/15/25 (1)	70	71
Hyundai Capital America, 2.375%, 2/10/23 (1)	455	467
L Brands, 6.625%, 10/1/30 (1)	405	445
L Brands, 6.875%, 7/1/25 (1)	25	27
L Brands, 9.375%, 7/1/25 (1)	535	653
Las Vegas Sands, 3.20%, 8/8/24	120	125
Las Vegas Sands, 3.50%, 8/18/26	195	205
Longfor Group Holdings, 3.95%, 9/16/29	1,250	1,358
Marriott International, 5.75%, 5/1/25	530	615
Meritor, 6.25%, 6/1/25 (1)	395	423
Navistar International, 6.625%, 11/1/25 (1)	95	99
Nissan Motor, 3.043%, 9/15/23 (1)	435	451
Nissan Motor, 3.522%, 9/17/25 (1)	200	208
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (1)	930	988
QVC, 4.375%, 3/15/23	655	688
Ross Stores, 0.875%, 4/15/26	45	45
Ross Stores, 1.875%, 4/15/31	480	483

Royal Caribbean Cruises, 5.25%, 11/15/22	382	377
Royal Caribbean Cruises, 11.50%, 6/1/25 (1)	490	574
Scientific Games International, 8.25%, 3/15/26 (1)	620	665
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (1)	510	548
Shimao Group Holdings, 4.75%, 7/3/22	850	868
Shimao Group Holdings, 5.60%, 7/15/26	200	218
Six Flags Theme Parks, 7.00%, 7/1/25 (1)	20	22
Staples, 7.50%, 4/15/26 (1)	330	332
Staples, 10.75%, 4/15/27 (1)	315	296
Tenneco, 5.375%, 12/15/24	505	458
Tenneco, 7.875%, 1/15/29 (1)	440	485
TJX, 3.875%, 4/15/30	745	892
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1)	460	507
Western Union, 2.85%, 1/10/25	125	134
Wynn Macau, 5.50%, 10/1/27 (1)	800	818
		26,141
Consumer Non-Cyclical 3.8%		
AbbVie, 3.20%, 11/21/29	250	282
AbbVie, 4.05%, 11/21/39	425	500
AbbVie, 4.875%, 11/14/48	1,255	1,707
Albertsons, 7.50%, 3/15/26 (1)	207	231
Albertsons, 4.875%, 2/15/30 (1)	94	103
Albertsons, 5.875%, 2/15/28 (1)	245	264
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50	754	941
Avantor Funding, 4.625%, 7/15/28 (1)	330	349
BAT Capital, 3.557%, 8/15/27	655	724
BAT International Finance, 1.668%, 3/25/26	50	51
Bausch Health, 7.25%, 5/30/29 (1)	238	264
Bausch Health Americas, 8.50%, 1/31/27 (1)	697	768
Bausch Health Americas, 9.25%, 4/1/26 (1)	485	538
Becton Dickinson & Company, 3.363%, 6/6/24	35	38

Becton Dickinson & Company, 3.70%, 6/6/27	751	861
Becton Dickinson & Company, 3.794%, 5/20/50	565	667
Becton Dickinson & Company, 4.669%, 6/6/47	525	688
BRF, 4.875%, 1/24/30	200	214
Cardinal Health, 4.90%, 9/15/45	400	478
Chobani, 7.50%, 4/15/25 (1)	280	292
CHS, 8.00%, 12/15/27 (1)	420	435
Cigna, 4.375%, 10/15/28	525	631
Cigna, 4.90%, 12/15/48	415	571
CommonSpirit Health, 2.95%, 11/1/22	105	109
CVS Health, 4.25%, 4/1/50	115	144
CVS Health, 5.05%, 3/25/48	385	519
Hadrian Merger Sub, 8.50%, 5/1/26 (1)	45	46
Hasbro, 3.55%, 11/19/26	370	408
HCA, 5.375%, 9/1/26	75	85
Jaguar Holding II, 5.00%, 6/15/28 (1)	245	261
Kaiser Foundation Hospitals, 3.50%, 4/1/22	390	406
Kernel Holding, 6.75%, 10/27/27 (1)	250	260
Legacy LifePoint Health, 6.75%, 4/15/25 (1)	730	779
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (1)	310	330
Ortho-Clinical Diagnostics, 7.375%, 6/1/25 (1)	412	440
PerkinElmer, 3.30%, 9/15/29	185	206
Perrigo Finance Unlimited, 3.90%, 12/15/24	790	861
Perrigo Finance Unlimited, 4.375%, 3/15/26	600	670
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1)	445	489
Surgery Center Holdings, 10.00%, 4/15/27 (1)	725	792
Tenet Healthcare, 6.125%, 10/1/28 (1)	1,070	1,089
Tenet Healthcare, 6.875%, 11/15/31	10	10
Tenet Healthcare, 7.50%, 4/1/25 (1)	378	412
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24	375	395

Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28	560	624
		20,932
Energy 3.8%		
Aker BP, 3.00%, 1/15/25 (1)	165	167
Aker BP, 3.75%, 1/15/30 (1)	170	171
Apache, 4.625%, 11/15/25	172	178
Apache, 6.00%, 1/15/37	10	11
Boardwalk Pipelines, 3.40%, 2/15/31	100	101
Boardwalk Pipelines, 4.95%, 12/15/24	400	443
Boardwalk Pipelines, 5.95%, 6/1/26	1,035	1,205
Cameron LNG, 3.302%, 1/15/35 (1)	170	191
Cameron LNG, 3.701%, 1/15/39 (1)	85	96
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29	495	537
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	170	197
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25	430	493
Cheniere Energy, 4.625%, 10/15/28 (1)	395	409
Comstock Resources, 9.75%, 8/15/26	485	512
Continental Resources, 4.375%, 1/15/28	102	101
Continental Resources, 4.50%, 4/15/23	290	297
Continental Resources, 4.90%, 6/1/44	335	312
DCP Midstream Operating, 8.125%, 8/16/30	457	553
Diamondback Energy, 2.875%, 12/1/24	830	858
Diamondback Energy, 3.25%, 12/1/26	475	502
Endeavor Energy Resources, 6.625%, 7/15/25 (1)	250	267
Energy Transfer Operating, 2.90%, 5/15/25	285	295
Energy Transfer Operating, 4.05%, 3/15/25	238	254
Energy Transfer Operating, 5.25%, 4/15/29	115	130
Energy Transfer Operating, 5.50%, 6/1/27	335	385
Energy Transfer Operating, 5.875%, 1/15/24	720	797
Energy Transfer Partners, 4.50%, 11/1/23	177	189
Eni, Series X-R, 4.75%, 9/12/28 (1)	445	532

Florida Gas Transmission, 2.55%, 7/1/30 (1)	60	63
Gray Oak Pipeline, 2.00%, 9/15/23 (1)	15	15
Gray Oak Pipeline, 2.60%, 10/15/25 (1)	40	41
Gray Oak Pipeline, 3.45%, 10/15/27 (1)	15	15
Hess, 5.60%, 2/15/41	5	6
Hess, 7.125%, 3/15/33	175	217
Hess, 7.30%, 8/15/31	175	217
Hess, 7.875%, 10/1/29	115	145
Leviathan Bond, 6.125%, 6/30/25 (1)	200	215
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	460	455
Matador Resources, 5.875%, 9/15/26	547	464
NGL Energy Partners, 7.50%, 11/1/23	188	95
NGL Energy Partners, 7.50%, 4/15/26	222	90
NuStar Logistics, 5.75%, 10/1/25	415	438
NuStar Logistics, 6.00%, 6/1/26	380	401
Occidental Petroleum, 2.90%, 8/15/24	860	802
Occidental Petroleum, 5.875%, 9/1/25	95	96
Occidental Petroleum, 6.95%, 7/1/24	5	5
Occidental Petroleum, 8.00%, 7/15/25	500	547
Occidental Petroleum, 8.50%, 7/15/27	295	325
Occidental Petroleum, 8.875%, 7/15/30	795	896
Sabine Pass Liquefaction, 4.50%, 5/15/30 (1)	55	64
Sabine Pass Liquefaction, 5.00%, 3/15/27	740	857
Sabine Pass Liquefaction, 5.75%, 5/15/24	235	267
Seven Generations Energy, 5.375%, 9/30/25 (1)	555	565
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	405	399
Tallgrass Energy Partners, 7.50%, 10/1/25 (1)	520	538
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	140	159
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	200	232
Williams, 3.90%, 1/15/25	430	472
Woodside Finance, 3.70%, 9/15/26 (1)	462	494

Woodside Finance, 3.70%, 3/15/28 (1)	572	605
Woodside Finance, 4.50%, 3/4/29 (1)	535	595
WPX Energy, 8.25%, 8/1/23	239	272
		21,250
Industrial Other 0.3%		
Howard Hughes, 5.375%, 3/15/25 (1)	380	393
Howard Hughes, 5.375%, 8/1/28 (1)	180	190
Pike, 5.50%, 9/1/28 (1)	400	416
SM Investments, 4.875%, 6/10/24	600	644
		1,643
Technology 1.1%		
Avnet, 3.75%, 12/1/21	445	455
Baidu, 2.875%, 7/6/22	850	876
Micron Technology, 4.185%, 2/15/27	730	841
NXP, 3.15%, 5/1/27 (1)	30	33
Presidio Holdings, 8.25%, 2/1/28 (1)	410	446
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	804	876
Sabre GLBL, 9.25%, 4/15/25 (1)	335	390
Shift4 Payments, 4.625%, 11/1/26 (1)	175	181
Solera, 10.50%, 3/1/24 (1)	410	426
Veritas U.S., 10.50%, 2/1/24 (1)	610	614
Verscend Escrow, 9.75%, 8/15/26 (1)	800	874
		6,012
Transportation 1.2%		
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (1)	900	959
Adani Ports & Special Economic Zone, 4.375%, 7/3/29	250	272
American Airlines, 11.75%, 7/15/25 (1)	270	298
American Airlines PTT, Series 2016-3, Class AA, 3.00%, 10/15/28	197	189
American Airlines PTT, Series 2017-2, Class AA, 3.35%, 10/15/29	147	139
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	146	101

Delta Air Lines, 4.75%, 10/20/28 (1)	535	576
Heathrow Funding, 4.875%, 7/15/21 (1)	265	271
ICTSI Treasury, 5.875%, 9/17/25	1,150	1,302
Kansas City Southern, 3.50%, 5/1/50	155	170
Mileage Plus Holdings, 6.50%, 6/20/27 (1)	775	839
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	374	307
United Airlines Holdings, 5.00%, 2/1/24	432	423
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28	142	121
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	158	148
Watco Finance, 6.50%, 6/15/27 (1)	525	557
		6,672
Total Industrial		116,544
UTILITY 1.0%		
Electric 1.0%		
AES Gener, VR, 7.125%, 3/26/79 (1)(2)	420	453
AES Gener, VR, 7.125%, 3/26/79 (2)	850	916
Cikarang Listrindo, 4.95%, 9/14/26	650	673
Edison International, 3.125%, 11/15/22	40	41
Edison International, 3.55%, 11/15/24	195	208
Edison International, 4.95%, 4/15/25	15	17
Enel Finance International, 3.625%, 5/25/27 (1)	340	384
Enel Finance International, 4.75%, 5/25/47 (1)	445	592
Mong Duong Finance Holdings, 5.125%, 5/7/29	250	264
Pacific Gas & Electric, 4.55%, 7/1/30	790	901
Pacific Gas & Electric, 4.95%, 7/1/50	160	189
PG&E, 5.00%, 7/1/28	80	85
Vistra Operations, 3.55%, 7/15/24 (1)	360	387
Vistra Operations, 3.70%, 1/30/27 (1)	140	153
		5,263

Other Utility 0.0%		
Manila Water, 4.375%, 7/30/30	200	202
		202
Total Utility		5,465
Total Corporate Bonds (Cost $149,223)		**157,161**
BANK LOANS 3.4% (4)		
Basic Industry 0.1%		
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%, 10/28/28 (5)	220	220
Encapsys, FRN, 1M USD LIBOR + 3.25%, 4.25%, 11/7/24	127	126
		346
Brokerage Asset Managers Exchanges 0.0%		
Tegra118 Wealth Solutions, FRN, 1M USD LIBOR + 4.75%, 4.97%, 2/18/27	160	159
		159
Capital Goods 0.4%		
Apex Tool Group, FRN, 3M USD LIBOR + 5.25%, 6.50%, 8/1/24	169	165
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 3.00%, 3.75%, 8/1/25	202	200
Charter NEX U.S., FRN, 1M USD LIBOR + 4.25%, 11/24/27 (5)	405	404
Charter NEX U.S., FRN, 3M USD LIBOR + 1.75%, 5.00%, 5/16/24	188	187
Charter NEX U.S., FRN, 3M USD LIBOR + 2.25%, 5.50%, 5/16/24	98	97
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.72%, 4/6/26	218	203
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 7.25%, 8.25%, 7/18/25	105	104
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 3.146%, 3/31/25	206	202
Filtration Group, FRN, 1M USD LIBOR + 3.75%, 4.50%, 3/29/25	75	75
Flex Acquisition, FRN, 3M USD LIBOR + 3.00%, 4.00%, 12/29/23	106	105

Reynolds Group Holdings, FRN, 3M USD LIBOR + 2.75%, 2.896%, 2/5/23	74	73
Vertical U.S. Newco, FRN, 1M USD LIBOR + 4.25%, 4.57%, 7/30/27	200	199
Welbilt, FRN, 3M USD LIBOR + 2.50%, 2.647%, 10/23/25	115	108
		2,122
Communications 0.5%		
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.146%, 8/4/22	156	155
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.646%, 8/4/25	620	623
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%, 3.714%, 8/21/26	110	103
Eagle Broadband Investments, FRN, 1M USD LIBOR + 3.00%, 3.75%, 11/12/27	130	129
Intelsat Jackson Holdings, 8.625%, 1/2/24 (5)	305	309
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%, 5.775%, 7/13/22 (5)	122	124
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%, 8.00%, 11/27/23 (5)	855	865
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 5.50%, 8.75%, 1/2/24 (5)	655	664
		2,972
Consumer Cyclical 0.8%		
Alterra Mountain, FRN, 1M USD LIBOR + 4.50%, 8/1/26 (5)	150	150
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%, 2.896%, 12/23/24	199	193
CityCenter Holdings, FRN, 3M USD LIBOR + 2.25%, 3.00%, 4/18/24	169	163
Clarios Global, FRN, 3M USD LIBOR + 3.50%, 3.646%, 4/30/26	63	63
CNT Holdings I, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/8/27	135	134
CNT Holdings I, FRN, 1M USD LIBOR + 6.75%, 7.50%, 11/6/28	140	140
Delta 2, FRN, 3M USD LIBOR + 2.50%, 3.50%, 2/1/24	229	223
ECI Macola, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/9/27	120	119
EG America, FRN, 3M USD LIBOR + 4.00%, 4.22%, 2/7/25	144	141
EG America, FRN, 3M USD LIBOR + 8.00%, 9.00%, 4/20/26 (5)	365	351

Four Seasons Hotels, FRN, 3M USD LIBOR + 2.00%, 2.146%, 11/30/23	122	119
IRB Holding, FRN, 1M USD LIBOR + 3.25%, 11/19/27 (5)	590	585
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 6.896%, 3/16/26	125	120
Life Time, FRN, 3M USD LIBOR + 2.75%, 3.75%, 6/10/22	180	168
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.50%, 3.646%, 1/24/27 (6)	284	276
Playa Resorts Holding, FRN, 3M USD LIBOR + 2.75%, 4/29/24 (5)	300	273
Scientific Games International, FRN, 1M USD LIBOR + 2.75%, 2.896%, 8/14/24	110	106
Seaworld Parks & Entertainment, FRN, 3M USD LIBOR + 3.00%, 3.75%, 4/1/24	170	161
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28 (5)	555	546
Tenneco, FRN, 3M USD LIBOR + 3.00%, 3.146%, 10/1/25	150	143
UFC Holdings, FRN, 1M USD LIBOR + 3.25%, 4.25%, 4/29/26	394	389
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 3.146%, 2/5/26	119	115
		4,678
Consumer Non-Cyclical 0.5%		
Albany Molecular Research, FRN, 3M USD LIBOR + 3.25%, 8/30/24 (5)	125	124
Albany Molecular Research, FRN, 1M USD LIBOR + 3.50%, 4.50%, 8/30/24	90	90
Aldevron, FRN, 1M USD LIBOR + 4.25%, 5.25%, 10/12/26	284	284
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%, 10/21/24	67	68
CPI Holdco, FRN, 1M USD LIBOR + 4.25%, 4.396%, 11/4/26	189	188
Diamond BC, FRN, 3M USD LIBOR + 3.00%, 3.214%, 9/6/24	115	112
Diamond BC, FRN, 1M USD LIBOR + 5.00%, 6.00%, 9/6/24	70	69
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 3.646%, 4/30/25 (5)	125	119
Heartland Dental, FRN, 3M USD LIBOR + 4.50%, 4.646%, 4/30/25 (5)	80	77

LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 3.896%, 11/16/25	175	172
Maravai Intermediate Holdings, FRN, 1M USD LIBOR + 4.25%, 5.25%, 10/19/27 (6)	183	184
Milano Acquisition, FRN, 1M USD LIBOR + 4.00%, 4.75%, 10/1/27	200	198
Pathway Vet Alliance, FRN, 1M USD LIBOR + 4.00%, 4.145%, 3/31/27	163	161
PetVet Care Centers, FRN, 3M USD LIBOR + 3.25%, 3.396%, 2/14/25	74	73
Petvet Care Centers, FRN, 1M USD LIBOR + 4.25%, 5.25%, 2/14/25	95	94
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 6.396%, 2/13/26	90	87
Surgery Center Holdings, FRN, 1M USD LIBOR + 8.00%, 9.00%, 9/3/24 (5)	385	392
Versant Health Holdco, FRN, 3M USD LIBOR + 3.00%, 4.00%, 12/2/24	127	127
Versant Health Holdco, FRN, 3M USD LIBOR + 6.75%, 7.75%, 12/1/25	270	269
		2,888
Electric 0.0%		
Eastern Power, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/2/25	103	102
PG&E, FRN, 1M USD LIBOR + 4.50%, 5.50%, 6/23/25	125	126
		228
Energy 0.2%		
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24	132	117
BCP Raptor II, FRN, 3M USD LIBOR + 4.75%, 4.896%, 11/3/25	104	89
Blackstone CQP Holdco, FRN, 3M USD LIBOR + 3.50%, 3.725%, 9/30/24	128	127
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 8/1/23 (5)	300	261
Lucid Energy Group II Borrower, FRN, 3M USD LIBOR + 3.00%, 4.00%, 2/17/25	75	69
Navitas Midstream Midland Basin, FRN, 3M USD LIBOR + 4.50%, 12/13/24 (5)	100	96

Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.896%, 3/11/26	157	147
		906
Insurance 0.1%		
HUB International, FRN, 1M USD LIBOR + 2.75%, 2.965%, 4/25/25	122	119
HUB International, FRN, 1M USD LIBOR + 4.00%, 5.00%, 4/25/25	339	339
Ryan Specialty Group, FRN, 1M USD LIBOR + 3.25%, 4.00%, 9/1/27	150	149
		607
Technology 0.7%		
Applied Systems, FRN, 3M USD LIBOR + 3.00%, 4.00%, 9/19/24	113	112
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 8.00%, 9/19/25	195	195
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.00%, 7/12/24	148	146
Ascend Learning, FRN, 1M USD LIBOR + 3.75%, 4.75%, 7/12/24	105	105
Camelot Finance, FRN, 1M USD LIBOR + 3.00%, 3.146%, 10/30/26	169	167
CCC Information Services, FRN, 1M USD LIBOR + 3.00%, 4.00%, 4/29/24	196	195
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 4.00%, 3/20/24	98	96
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 10/7/28 (5)	75	75
Epicor Software, FRN, 1M USD LIBOR + 4.25%, 5.25%, 7/30/27	100	100
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28	140	144
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 4.25%, 7/1/24	320	318
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 7.75%, 7/7/25	194	195
Omnitracs, FRN, 1M USD LIBOR + 8.00%, 9/29/28 (5)	430	423
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 3.396%, 10/1/25	204	203
Shutterfly, FRN, 1M USD LIBOR + 6.00%, 7.00%, 9/25/26 (5)	70	68

Solera, FRN, 3M USD LIBOR + 2.75%, 2.896%, 3/3/23	74	73
Sophia, FRN, 1M USD LIBOR + 3.75%, 4.50%, 10/7/27 (5)	215	213
Ultimate Software Group, FRN, 1M USD LIBOR + 4.00%, 4.75%, 5/4/26	255	255
Ultimate Software Group, FRN, 1M USD LIBOR + 6.75%, 7.50%, 5/3/27	560	569
		3,652
Transportation 0.1%		
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%, 6/21/27	270	278
SkyMiles IP, FRN, 1M USD LIBOR + 3.75%, 4.75%, 10/20/27	135	138
		416
Total Bank Loans (Cost $18,924)		**18,974**
ASSET-BACKED SECURITIES 8.8%		
Car Loan 2.6%		
AmeriCredit Automobile Receivables Trust Series 2017-3, Class C 2.69%, 6/19/23	385	391
AmeriCredit Automobile Receivables Trust Series 2017-3, Class D 3.18%, 7/18/23	965	996
AmeriCredit Automobile Receivables Trust Series 2020-1, Class D 1.80%, 12/18/25	385	390
AmeriCredit Automobile Receivables Trust Series 2020-3, Class D 1.49%, 9/18/26	940	942
Avis Budget Rental Car Funding AESOP Series 2016-2A, Class A 2.72%, 11/20/22 (1)	735	745
Avis Budget Rental Car Funding AESOP Series 2016-2A, Class C 4.83%, 11/20/22 (1)	355	360
Avis Budget Rental Car Funding AESOP Series 2017-1A, Class A 3.07%, 9/20/23 (1)	240	246

Avis Budget Rental Car Funding AESOP Series 2017-2A, Class A 2.97%, 3/20/24 (1)	1,435	1,483
Avis Budget Rental Car Funding AESOP Series 2018-1A, Class C 4.73%, 9/20/24 (1)	225	234
Avis Budget Rental Car Funding AESOP Series 2018-2A, Class A 4.00%, 3/20/25 (1)	835	896
Avis Budget Rental Car Funding AESOP Series 2019-1A, Class A 3.45%, 3/20/23 (1)	215	221
Avis Budget Rental Car Funding AESOP Series 2019-1A, Class C 4.53%, 3/20/23 (1)	130	132
Avis Budget Rental Car Funding AESOP Series 2019-2A, Class A 3.35%, 9/22/25 (1)	180	191
Avis Budget Rental Car Funding AESOP Series 2019-2A, Class C 4.24%, 9/22/25 (1)	235	242
Avis Budget Rental Car Funding AESOP Series 2019-3A, Class B 2.65%, 3/20/26 (1)	755	762
Avis Budget Rental Car Funding AESOP Series 2020-1A, Class C 3.02%, 8/20/26 (1)	1,455	1,394
Capital Auto Receivables Asset Trust Series 2018-1, Class D 3.70%, 6/20/25 (1)	225	230
CarMax Auto Owner Trust Series 2017-4, Class D 3.30%, 5/15/24	115	118
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52%, 7/15/30 (1)	1,000	1,091
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06%, 4/15/24 (1)	100	102
GMF Floorplan Owner Revolving Trust Series 2020-1, Class C 1.48%, 8/15/25 (1)	765	766

Santander Consumer Auto Receivables Trust Series 2020-AA, Class C 3.71%, 2/17/26 (1)	125	134
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48%, 1/15/27	445	446
Santander Retail Auto Lease Trust Series 2019-B, Class D 3.31%, 6/20/24 (1)	1,355	1,403
Santander Retail Auto Lease Trust Series 2019-C, Class D 2.88%, 6/20/24 (1)	550	561
		14,476
Credit Card 0.1%		
American Express Credit Account Master Trust Series 2017-5, Class B, FRN 1M USD LIBOR + 0.58%, 0.721%, 2/18/25	170	171
Synchrony Credit Card Master Note Trust Series 2018-1, Class C 3.36%, 3/15/24	230	231
		402
Other Asset-Backed Securities 4.4%		
Allegany Park Series 2019-1A, Class D, CLO, FRN 3M USD LIBOR + 3.70%, 3.918%, 1/20/33 (1)	250	249
Applebee's Funding Series 2019-1A, Class A2I 4.194%, 6/7/49 (1)	730	713
Applebee's Funding Series 2019-1A, Class A2II 4.723%, 6/7/49 (1)	260	251
Barings Series 2016-2A, Class AR, CLO, FRN 3M USD LIBOR + 1.08%, 1.298%, 7/20/28 (1)	755	753
Benefit Street Partners XI Series 2017-11A, Class A2R, CLO, FRN 3M USD LIBOR + 1.50%, 1.737%, 4/15/29 (1)	325	320
BlueMountain Series 2012-2A, Class AR2, CLO, FRN 3M USD LIBOR + 1.05%, 1.274%, 11/20/28 (1)	295	294

CNH Equipment Trust Series 2017-C, Class B 2.54%, 5/15/25	115	117
Cole Park Series 2015-1A, Class AR, CLO, FRN 3M USD LIBOR + 1.05%, 1.268%, 10/20/28 (1)	505	504
Driven Brands Funding Series 2019-1A, Class A2 4.641%, 4/20/49 (1)	182	194
Driven Brands Funding Series 2020-1A, Class A2 3.786%, 7/20/50 (1)	195	202
Driven Brands Funding Series 2020-2A, Class A2 3.237%, 1/20/51 (1)	1,395	1,395
Eaton Vance Series 2013-1A, Class A2RR, CLO, FRN 3M USD LIBOR + 1.85%, 2.087%, 1/15/28 (1)	1,605	1,602
Elara HGV Timeshare Issuer Series 2014-A, Class A 2.53%, 2/25/27 (1)	15	15
Elara HGV Timeshare Issuer Series 2019-A, Class A 2.61%, 1/25/34 (1)	940	971
FOCUS Brands Funding Series 2017-1A, Class A2I 3.857%, 4/30/47 (1)	232	227
Golub Capital Partners Series 2018-39A, Class A1, CLO, FRN 3M USD LIBOR + 1.15%, 1.368%, 10/20/28 (1)	535	533
GreatAmerica Leasing Receivables Funding Series 2018-1, Class C 3.14%, 6/16/25 (1)	730	744
Hardee's Funding Series 2018-1A, Class A2I 4.25%, 6/20/48 (1)	191	191
Hardee's Funding Series 2018-1A, Class A2II 4.959%, 6/20/48 (1)	1,049	1,117
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66%, 12/26/28 (1)	51	53

Hilton Grand Vacations Trust Series 2017-AA, Class B 2.96%, 12/26/28 (1)	100	101
Hilton Grand Vacations Trust Series 2020-AA, Class C 6.42%, 2/25/39 (1)	120	133
HPS Loan Management Series 11A-17, Class BR, CLO, FRN 3M USD LIBOR + 1.55%, 1.799%, 5/6/30 (1)	415	408
HPS Loan Management Series 11-2017, Class CR, CLO, FRN 3M USD LIBOR + 1.95%, 2.199%, 5/6/30 (1)	420	405
Jack In the Box Funding Series 2019-1A, Class A23 4.97%, 8/25/49 (1)	230	243
Jack in the Box Funding Series 2019-1A, Class A2I 3.982%, 8/25/49 (1)	774	793
KKR Series 13, Class B1R, CLO, FRN 3M USD LIBOR + 1.15%, 1.38%, 1/16/28 (1)	780	754
Madison Park Funding XVIII Series 2015-18A, Class A1R, CLO, FRN 3M USD LIBOR + 1.19%, 1.399%, 10/21/30 (1)	785	783
Madison Park Funding XXXIII Series 2019-33A, Class A, CLO, FRN 3M USD LIBOR + 1.33%, 1.567%, 10/15/32 (1)	1,145	1,145
Magnetite XXIII Series 2019-23A, Class A, CLO, FRN 3M USD LIBOR + 1.30%, 1.515%, 10/25/32 (1)	825	824
MVW Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (1)	32	32
MVW Owner Trust Series 2017-1A, Class B 2.75%, 12/20/34 (1)	47	48
MVW Owner Trust Series 2017-1A, Class C 2.99%, 12/20/34 (1)	56	57
MVW Owner Trust Series 2019-1A, Class C 3.33%, 11/20/36 (1)	127	129

MVW Owner Trust Series 2020-1A, Class C 4.21%, 10/20/37 (1)	343	362
Neuberger Berman Loan Advisers Series 2018-29A, Class A1, CLO, FRN 3M USD LIBOR + 1.13%, 1.348%, 10/19/31 (1)	1,105	1,099
Neuberger Berman Loan Advisers Series 2020-38A, Class A, CLO, FRN 3M USD LIBOR + 1.30%, 1.53%, 10/20/32 (1)	520	520
Neuberger Berman XVI Series 2017-16SA, Class A, CLO, FRN 3M USD LIBOR + 0.85%, 1.087%, 1/15/28 (1)	506	503
Neuberger Berman XVII Series 2014-17A, Class CR2, CLO, FRN 3M USD LIBOR + 2.00%, 2.216%, 4/22/29 (1)	395	387
OCP Series 2014-7, Class A2, CLO, FRN 3M USD LIBOR + 1.65%, 1.868%, 7/20/29 (1)	1,095	1,084
Octagon Investment Partners XXIII Series 2015-1A, Class BR, CLO, FRN 3M USD LIBOR + 1.20%, 1.437%, 7/15/27 (1)	250	245
OZLM VIII Series 2014-8A, Class A2RR, CLO, FRN 3M USD LIBOR + 1.80%, 2.018%, 10/17/29 (1)	530	525
Palmer Square Series 2015-1A, Class BR2, CLO, FRN 3M USD LIBOR + 2.25%, 2.463%, 5/21/29 (1)	250	249
Planet Fitness Master Issuer Series 2018-1A, Class A2I 4.262%, 9/5/48 (1)	196	195
Sierra Timeshare Receivables Funding Series 2016-3A, Class B 2.63%, 10/20/33 (1)	98	99
Sierra Timeshare Receivables Funding Series 2020-2A, Class C 3.51%, 7/20/37 (1)	110	113
Sonic Capital Series 2018-1A, Class A2 4.026%, 2/20/48 (1)	549	569
Sonic Capital Series 2020-1A, Class A2I 3.845%, 1/20/50 (1)	298	316

Southwick Park Series 2019-4A, Class A1, CLO, FRN 3M USD LIBOR + 1.30%, 1.518%, 7/20/32 (1)	250	250
Taco Bell Funding Series 2018-1A, Class A2I 4.318%, 11/25/48 (1)	882	896
Taconic Park Series 2016-1A, Class BR, CLO, FRN 3M USD LIBOR + 1.90%, 2.118%, 1/20/29 (1)	465	451
Volvo Financial Equipment Series 2018-1A, Class C 3.06%, 12/15/25 (1)	205	208
Wellfleet Series 2017-2A, Class A1R, CLO, FRN 3M USD LIBOR + 1.06%, 1.278%, 10/20/29 (1)	270	268
		24,639
Student Loan 1.7%		
Navient Private Education Loan Trust Series 2017-A, Class B 3.91%, 12/16/58 (1)	585	597
Navient Private Education Refi Loan Trust Series 2019-EA, Class A2A 2.64%, 5/15/68 (1)	1,090	1,119
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60%, 8/15/68 (1)	290	299
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40%, 10/15/68 (1)	808	828
Navient Private Education Refi Loan Trust Series 2020-BA, Class B 2.77%, 1/15/69 (1)	975	990
Navient Private Education Refi Loan Trust Series 2020-CA, Class B 2.83%, 11/15/68 (1)	600	583
Navient Private Education Refi Loan Trust Series 2020-DA, Class A 1.69%, 5/15/69 (1)	100	102
Navient Private Education Refi Loan Trust Series 2020-FA, Class B 2.69%, 7/15/69 (1)	400	401

Navient Private Education Refi Loan Trust Series 2020-HA, Class B 2.78%, 1/15/69 (1)	1,340	1,364
SLM Student Loan Trust Series 2008-1, Class A4, FRN 3M USD LIBOR + 0.65%, 0.865%, 1/25/22	460	442
SLM Student Loan Trust Series 2008-5, Class A4, FRN 3M USD LIBOR + 1.70%, 1.915%, 7/25/23	132	132
SLM Student Loan Trust Series 2008-9, Class A, FRN 3M USD LIBOR + 1.50%, 1.715%, 4/25/23	136	135
SMB Private Education Loan Trust Series 2017-B, Class A2A 2.82%, 10/15/35 (1)	278	288
SMB Private Education Loan Trust Series 2018-C, Class A2A 3.63%, 11/15/35 (1)	561	595
SMB Private Education Loan Trust Series 2020-A, Class B 3.00%, 8/15/45 (1)	785	794
SMB Private Education Loan Trust Series 2020-PTB, Class A2A 1.60%, 9/15/54 (1)	670	673
		9,342
Total Asset-Backed Securities (Cost $48,206)		**48,859**

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 12.9%

Collateralized Mortgage Obligations 7.7%

Angel Oak Mortgage Trust Series 2020-5, Class M1, CMO, ARM 2.97%, 5/25/65 (1)	250	253
Angel Oak Mortgage Trust Series 2020-6, Class M1, CMO, ARM 2.805%, 5/25/65 (1)	515	521
Angel Oak Mortgage Trust I Series 2019-2, Class A1, CMO, ARM 3.628%, 3/25/49 (1)	314	321

Angel Oak Mortgage Trust I Series 2019-4, Class A3, CMO, ARM 3.301%, 7/26/49 (1)	451	448
Bayview Opportunity Master Fund IVa Trust Series 2017-RT1, Class A1, CMO, ARM 3.00%, 3/28/57 (1)	107	109
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A, CMO, ARM 3.50%, 1/28/55 (1)	93	95
COLT Mortgage Loan Trust Series 2019-2, Class A3, CMO, ARM 3.541%, 5/25/49 (1)	221	223
COLT Mortgage Loan Trust Series 2019-3, Class A1, CMO, ARM 2.764%, 8/25/49 (1)	298	301
COLT Mortgage Loan Trust Series 2020-3, Class M1, CMO, ARM 3.359%, 4/27/65 (1)	160	164
Connecticut Avenue Securities Series 2015-C01, Class 2M2, CMO, ARM 1M USD LIBOR + 4.55%, 4.70%, 2/25/25	120	122
Connecticut Avenue Securities Series 2017-C02, Class 2ED3, CMO, ARM 1M USD LIBOR + 1.35%, 1.50%, 9/25/29	580	574
Connecticut Avenue Securities Series 2017-C04, Class 2ED2, CMO, ARM 1M USD LIBOR + 1.10%, 1.25%, 11/25/29	1,010	997
Connecticut Avenue Securities Series 2017-C06, Class 2ED1, CMO, ARM 1M USD LIBOR + 1.00%, 1.15%, 2/25/30	478	472
Connecticut Avenue Securities Series 2018-C01, Class 1ED2, CMO, ARM 1M USD LIBOR + 0.85%, 1.00%, 7/25/30	587	577
Connecticut Avenue Securities Series 2018-C02, Class 2M2, CMO, ARM 1M USD LIBOR + 2.20%, 2.35%, 8/25/30	154	152
Connecticut Avenue Securities Series 2018-C03, Class 1EB2, CMO, ARM 1M USD LIBOR + 0.85%, 1.00%, 10/25/30	700	687
Connecticut Avenue Securities Series 2018-C04, Class 2M2, CMO, ARM 1M USD LIBOR + 2.55%, 2.70%, 12/25/30	477	473

Connecticut Avenue Securities Series 2018-C05, Class 1M2, CMO, ARM 1M USD LIBOR + 2.35%, 2.50%, 1/25/31	1,030	1,023
Connecticut Avenue Securities Series 2018-C06, Class 2M2, CMO, ARM 1M USD LIBOR + 2.10%, 2.25%, 3/25/31	536	527
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2, CMO, ARM 1M USD LIBOR + 2.05%, 2.20%, 1/25/40 (1)	605	598
Deephaven Residential Mortgage Trust Series 2017-3A, Class A3, CMO, ARM 2.813%, 10/25/47 (1)	19	19
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, CMO, ARM 3.027%, 12/25/57 (1)	65	65
Deephaven Residential Mortgage Trust Series 2018-2A, Class A3, CMO, ARM 3.684%, 4/25/58 (1)	216	216
Deephaven Residential Mortgage Trust Series 2018-3A, Class M1, CMO, ARM 4.357%, 8/25/58 (1)	650	659
Deephaven Residential Mortgage Trust Series 2018-4A, Class A1, CMO, ARM 4.08%, 10/25/58 (1)	350	353
Deephaven Residential Mortgage Trust Series 2019-1A, Class M1, CMO, ARM 4.402%, 1/25/59 (1)	920	924
Deephaven Residential Mortgage Trust Series 2019-2A, Class A3, CMO, ARM 3.763%, 4/25/59 (1)	184	187
Deephaven Residential Mortgage Trust Series 2019-2A, Class M1, CMO, ARM 3.921%, 4/25/59 (1)	510	514
Deephaven Residential Mortgage Trust Series 2019-3A, Class M1, CMO, ARM 3.405%, 7/25/59 (1)	250	241
Flagstar Mortgage Trust Series 2017-2, Class B1, CMO, ARM 4.106%, 10/25/47 (1)	257	272
Flagstar Mortgage Trust Series 2019-1INV, Class A3, CMO, ARM 3.50%, 10/25/49 (1)	228	236

Freddie Mac Whole Loan Securities Trust Series 2017-SC01, Class M1, CMO, ARM 3.599%, 12/25/46 (1)	470	470
Freddie Mac Whole Loan Securities Trust Series 2016-SC02, Class M1, CMO, ARM 3.605%, 10/25/46	341	342
FWD Securitization Trust Series 2020-INV1, Class A3, CMO, ARM 2.44%, 1/25/50 (1)	381	381
Galton Funding Mortgage Trust Series 2017-1, Class B2, CMO, ARM 3.95%, 7/25/56 (1)	1,072	1,119
Galton Funding Mortgage Trust Series 2018-1, Class A33, CMO, ARM 3.50%, 11/25/57 (1)	249	254
Galton Funding Mortgage Trust Series 2019-2, Class A42, CMO, ARM 3.50%, 6/25/59 (1)	365	369
Galton Funding Mortgage Trust Series 2019-H1, Class M1, CMO, ARM 3.339%, 10/25/59 (1)	365	363
Galton Funding Mortgage Trust Series 2020-H1, Class M1, CMO, ARM 2.832%, 1/25/60 (1)	735	731
Homeward Opportunities Fund I Trust Series 2018-1, Class A3, CMO, ARM 3.999%, 6/25/48 (1)	270	270
Homeward Opportunities Fund I Trust Series 2019-1, Class A3, CMO, ARM 3.606%, 1/25/59 (1)	366	370
Homeward Opportunities Fund I Trust Series 2019-1, Class M1, CMO, ARM 3.951%, 1/25/59 (1)	475	485
Homeward Opportunities Fund I Trust Series 2019-3, Class M1, CMO, ARM 3.518%, 11/25/59 (1)	1,115	1,126
Homeward Opportunities Fund I Trust Series 2020-2, Class A2, CMO, ARM 2.635%, 5/25/65 (1)	250	258
JPMorgan Mortgage Trust Series 2019-3, Class A15, CMO, ARM 4.00%, 9/25/49 (1)	144	147

JPMorgan Mortgage Trust Series 2019-INV2, Class A3, CMO, ARM 3.50%, 2/25/50 (1)	165	172
JPMorgan Mortgage Trust Series 2019-INV3, Class A15, CMO, ARM 3.50%, 5/25/50 (1)	310	318
JPMorgan Mortgage Trust Series 2019-INV3, Class A3, CMO, ARM 3.50%, 5/25/50 (1)	357	370
JPMorgan Mortgage Trust Series 2020-INV2, Class A15, CMO, ARM 3.00%, 10/25/50 (1)	879	891
MetLife Securitization Trust Series 2018-1A, Class A, CMO, ARM 3.75%, 3/25/57 (1)	321	345
Mill City Mortgage Loan Trust Series 2016-1, Class A1, CMO, ARM 2.50%, 4/25/57 (1)	35	35
New Residential Mortgage Loan Trust Series 2019-NQM5, Class M1, CMO, ARM 3.444%, 11/25/59 (1)	910	916
OBX Trust Series 2020-EXP3, Class 1A9, CMO, ARM 3.00%, 1/25/60 (1)	649	666
OBX Trust Series 2019-EXP1, Class 1A3, CMO, ARM 4.00%, 1/25/59 (1)	154	160
OBX Trust Series 2019-EXP2, Class 1A4, CMO, ARM 4.00%, 6/25/59 (1)	148	153
OBX Trust Series 2019-EXP2, Class 2A1A, CMO, ARM 1M USD LIBOR + 0.90%, 1.05%, 6/25/59 (1)	236	236
OBX Trust Series 2019-INV2, Class A25, CMO, ARM 4.00%, 5/27/49 (1)	485	498
OBX Trust Series 2020-EXP2, Class A9, CMO, ARM 3.00%, 5/25/60 (1)	174	178
Seasoned Credit Risk Transfer Trust Series 2016-1, Class M1, CMO, ARM 3.00%, 9/25/55 (1)	164	164

Seasoned Credit Risk Transfer Trust Series 2017-2, Class M1, CMO, ARM 4.00%, 8/25/56 (1)	790	795
Sequoia Mortgage Trust Series 2013-4, Class B1, CMO, ARM 3.481%, 4/25/43	731	752
Sequoia Mortgage Trust Series 2017-CH2, Class A19, CMO, ARM 4.00%, 12/25/47 (1)	373	382
Sequoia Mortgage Trust Series 2018-CH1, Class A2, CMO, ARM 3.50%, 2/25/48 (1)	155	159
Sequoia Mortgage Trust Series 2018-CH2, Class A12, CMO, ARM 4.00%, 6/25/48 (1)	169	170
Sequoia Mortgage Trust Series 2018-CH3, Class A19, CMO, ARM 4.50%, 8/25/48 (1)	330	341
Sequoia Mortgage Trust Series 2018-CH4, Class A19, CMO, ARM 4.50%, 10/25/48 (1)	54	56
Starwood Mortgage Residential Trust Series 2018-IMC2, Class A1, CMO, ARM 4.121%, 10/25/48 (1)	409	424
Starwood Mortgage Residential Trust Series 2019-1, Class A3, CMO, ARM 3.299%, 6/25/49 (1)	591	598
Starwood Mortgage Residential Trust Series 2019-IMC1, Class A1, CMO, ARM 3.468%, 2/25/49 (1)	232	233
Starwood Mortgage Residential Trust Series 2019-IMC1, Class M1, CMO, ARM 4.094%, 2/25/49 (1)	615	614
Starwood Mortgage Residential Trust Series 2020-1, Class M1, CMO, ARM 2.878%, 2/25/50 (1)	600	600
Structured Agency Credit Risk Debt Notes Series 2014-HQ2, Class M2, CMO, ARM 1M USD LIBOR + 2.20%, 2.35%, 9/25/24	35	35
Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M2, CMO, ARM 1M USD LIBOR + 1.95%, 2.10%, 5/25/25	10	10

Structured Agency Credit Risk Debt Notes Series 2017-HQA2, Class M2, CMO, ARM 1M USD LIBOR + 2.65%, 2.80%, 12/25/29	233	232
Structured Agency Credit Risk Debt Notes Series 2017-SPI1, Class M2, CMO, ARM 4.001%, 9/25/47 (1)	464	461
Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M2AT, CMO, ARM 1M USD LIBOR + 1.05%, 1.20%, 7/25/30	422	414
Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, CMO, ARM 1M USD LIBOR + 2.30%, 2.45%, 9/25/30	378	374
Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2AS, CMO, ARM 1M USD LIBOR + 1.10%, 1.25%, 9/25/30	306	294
Structured Agency Credit Risk Debt Notes Series 2018-HQA2, Class M1, CMO, ARM 1M USD LIBOR + 0.75%, 0.90%, 10/25/48 (1)	56	56
Structured Agency Credit Risk Debt Notes Series 2018-HRP2, Class M2, CMO, ARM 1M USD LIBOR + 1.25%, 1.40%, 2/25/47 (1)	493	489
Structured Agency Credit Risk Debt Notes Series 2018-SPI2, Class M2, CMO, ARM 3.81%, 5/25/48 (1)	94	94
Structured Agency Credit Risk Debt Notes Series 2018-SPI3, Class M2, CMO, ARM 4.141%, 8/25/48 (1)	171	169
Structured Agency Credit Risk Debt Notes Series 2019-DNA2, Class M2, CMO, ARM 1M USD LIBOR + 2.45%, 2.60%, 3/25/49 (1)	323	320
Structured Agency Credit Risk Debt Notes Series 2019-HQA1, Class M2, CMO, ARM 1M USD LIBOR + 2.35%, 2.50%, 2/25/49 (1)	666	658
Structured Agency Credit Risk Debt Notes Series 2019-HQA2, Class M2, CMO, ARM 1M USD LIBOR + 2.05%, 2.20%, 4/25/49 (1)	164	162
Structured Agency Credit Risk Debt Notes Series 2019-HQA4, Class M2, CMO, ARM 1M USD LIBOR + 2.05%, 2.20%, 11/25/49 (1)	696	692
Structured Agency Credit Risk Debt Notes Series 2020-DNA4, Class M2, CMO, ARM 1M USD LIBOR + 3.75%, 3.90%, 8/25/50 (1)	160	162

Structured Agency Credit Risk Debt Notes Series 2020-HQA2, Class M1, CMO, ARM 1M USD LIBOR + 1.10%, 1.25%, 3/25/50 (1)	1,182	1,183
Structured Agency Credit Risk Debt Notes Series 2020-HQA2, Class M2, CMO, ARM 1M USD LIBOR + 3.10%, 3.25%, 3/25/50 (1)	595	597
Structured Agency Credit Risk Debt Notes Series 2020-HQA4, Class M2, CMO, ARM 1M USD LIBOR + 3.15%, 3.30%, 9/25/50 (1)	345	348
Towd Point Mortgage Trust Series 2017-1, Class M1, CMO, ARM 3.75%, 10/25/56 (1)	1,085	1,181
Verus Securitization Trust Series 2018-2, Class A3, CMO, ARM 3.83%, 6/1/58 (1)	85	85
Verus Securitization Trust Series 2018-3, Class A2, CMO, ARM 4.18%, 10/25/58 (1)	204	205
Verus Securitization Trust Series 2018-3, Class A3, CMO, ARM 4.282%, 10/25/58 (1)	465	467
Verus Securitization Trust Series 2018-3, Class M1, CMO, ARM 4.595%, 10/25/58 (1)	202	205
Verus Securitization Trust Series 2018-INV1, Class A1, CMO, ARM 3.626%, 3/25/58 (1)	88	89
Verus Securitization Trust Series 2018-INV1, Class A2, CMO, ARM 3.849%, 3/25/58 (1)	138	139
Verus Securitization Trust Series 2018-INV2, Class A1FX, CMO, ARM 4.148%, 10/25/58 (1)	506	514
Verus Securitization Trust Series 2019-3, Class M1, CMO, ARM 3.139%, 7/25/59 (1)	545	553
Verus Securitization Trust Series 2019-INV2, Class A1, CMO, ARM 2.913%, 7/25/59 (1)	718	737
Verus Securitization Trust Series 2019-INV2, Class A3, CMO, ARM 3.219%, 7/25/59 (1)	541	554

Verus Securitization Trust Series 2019-INV3, Class M1, CMO, ARM 3.279%, 11/25/59 (1)	340	349
Vista Point Securitization Trust Series 2020-1, Class B1, CMO, ARM 5.375%, 3/25/65 (1)	330	340
Vista Point Securitization Trust Series 2020-2, Class B1, CMO, ARM 4.90%, 4/25/65 (1)	170	174
Vista Point Securitization Trust Series 2020-2, Class M1, CMO, ARM 3.401%, 4/25/65 (1)	180	182
WinWater Mortgage Loan Trust Series 2016-1, Class B3, CMO, ARM 3.835%, 1/20/46 (1)	713	724
		42,482
Commercial Mortgage-Backed Securities 5.2%		
Ashford Hospitality Trust Series 2018-ASHF, Class C, ARM 1M USD LIBOR + 1.40%, 1.541%, 4/15/35 (1)	190	174
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class C, ARM 1M USD LIBOR + 1.65%, 1.791%, 12/15/36 (1)	1,165	1,028
BANK Series 2019-BN21, Class D 2.50%, 10/17/52 (1)	1,180	1,016
BANK Series 2019-BN22, Class D 2.50%, 11/15/62 (1)	205	177
Barclays Commercial Mortgage Trust Series 2019-BWAY, Class D, ARM 1M USD LIBOR + 2.16%, 2.301%, 11/15/34 (1)	365	340
Barclays Commercial Mortgage Trust Series 2019-C3, Class AS 3.895%, 5/15/52	1,045	1,199
Barclays Commercial Mortgage Trust Series 2019-C4, Class B 3.322%, 8/15/52	450	463
Barclays Commercial Mortgage Trust Series 2019-C4, Class C 3.469%, 8/15/52	850	793

Barclays Commercial Mortgage Trust Series 2020-BID, Class A, ARM 1M USD LIBOR + 2.14%, 2.281%, 10/15/37 (1)	375	375
Benchmark Mortgage Trust Series 2020-B16, Class C, ARM 3.655%, 2/15/53	270	277
BX Commercial Mortgage Trust Series 2019-IMC, Class D, ARM 1M USD LIBOR + 1.90%, 2.041%, 4/15/34 (1)	250	233
BX Commercial Mortgage Trust Series 2020-BXLP, Class G, ARM 1M USD LIBOR + 2.50%, 2.641%, 12/15/36 (1)	1,459	1,417
BX Trust Series 2018-GW, Class C, ARM 1M USD LIBOR + 1.22%, 1.361%, 5/15/35 (1)	475	451
Cantor Commercial Real Estate Lending Series 2019-CF2, Class D 2.50%, 11/15/52 (1)	1,045	894
CD Mortgage Trust Series 2017-CD6, Class A5 3.456%, 11/13/50	515	580
Citigroup Commercial Mortgage Trust Series 2013-375P, Class C, ARM 3.635%, 5/10/35 (1)	270	273
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class AS 3.571%, 2/10/48	95	102
Citigroup Commercial Mortgage Trust Series 2016-P3, Class A3 3.063%, 4/15/49	240	257
Citigroup Commercial Mortgage Trust Series 2017-P7, Class AS 3.915%, 4/14/50	345	390
Citigroup Commercial Mortgage Trust Series 2019-C7, Class 805B, ARM 3.917%, 12/15/72 (1)	1,420	1,273
Citigroup Commercial Mortgage Trust Series 2019-SST2, Class E, ARM 1M USD LIBOR + 2.00%, 2.141%, 12/15/36 (1)	300	292
Commercial Mortgage Trust Series 2014-CR19, Class E, ARM 4.368%, 8/10/47 (1)	380	230

Commercial Mortgage Trust Series 2014-UBS2, Class B 4.701%, 3/10/47	237	253
Commercial Mortgage Trust Series 2015-CR22, Class C, ARM 4.243%, 3/10/48	870	887
Commercial Mortgage Trust Series 2015-DC1, Class AM 3.724%, 2/10/48	760	818
Commercial Mortgage Trust Series 2015-LC23, Class A4 3.774%, 10/10/48	440	489
Commercial Mortgage Trust Series 2016-CR28, Class AHR 3.651%, 2/10/49	192	204
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D, ARM 1M USD LIBOR + 1.60%, 1.741%, 5/15/36 (1)	235	233
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class E, ARM 1M USD LIBOR + 2.15%, 2.291%, 5/15/36 (1)	835	826
Credit Suisse Mortgage Capital Certificates Series 2020-TMIC, Class A, ARM 1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1)	1,180	1,180
CSAIL Commercial Mortgage Trust Series 2016-C6, Class A5 3.09%, 1/15/49	215	234
CSAIL Commercial Mortgage Trust Series 2017-C8, Class C, ARM 4.32%, 6/15/50	465	441
Eleven Madison Mortgage Trust Series 2015-11MD, Class A, ARM 3.673%, 9/10/35 (1)	285	311
FREMF Mortgage Trust Series 2019-K94, Class B, ARM 4.101%, 7/25/52 (1)	255	289
Great Wolf Trust Series 2019-WOLF, Class A, ARM 1M USD LIBOR + 1.034%, 1.175%, 12/15/36 (1)	300	291
Great Wolf Trust Series 2019-WOLF, Class D, ARM 1M USD LIBOR + 1.933%, 2.074%, 12/15/36 (1)	895	821

Great Wolf Trust Series 2019-WOLF, Class E, ARM 1M USD LIBOR + 2.732%, 2.873%, 12/15/36 (1)	540	483
GS Mortgage Securities Trust Series 2016-GS4, Class A3 3.178%, 11/10/49	1,370	1,476
GS Mortgage Securities Trust Series 2017-GS8, Class D 2.70%, 11/10/50 (1)	1,025	901
GS Mortgage Securities Trust Series 2019-SOHO, Class D, ARM 1M USD LIBOR + 1.60%, 1.741%, 6/15/36 (1)	1,280	1,217
Hilton Orlando Trust Series 2018-ORL, Class B, ARM 1M USD LIBOR + 1.05%, 1.191%, 12/15/34 (1)	410	391
InTown Hotel Portfolio Trust Series 2018-STAY, Class C, ARM 1M USD LIBOR + 1.25%, 1.391%, 1/15/33 (1)	270	263
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class B, ARM 2.949%, 9/6/38 (1)	1,015	1,062
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95%, 7/5/33 (1)	195	201
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class C, ARM 1M USD LIBOR + 1.60%, 1.741%, 9/15/29 (1)	280	269
JPMorgan Deutsche Bank Commercial Mortgage Securities Trust Series 2017-C5, Class AS, ARM 3.858%, 3/15/50	395	440
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class B, ARM 4.464%, 8/15/47	180	190
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	80	88
Morgan Stanley Capital I Trust Series 2015-MS1, Class AS, ARM 4.166%, 5/15/48	35	39

Morgan Stanley Capital I Trust Series 2017-ASHF, Class B, ARM 1M USD LIBOR + 1.25%, 1.391%, 11/15/34 (1)	365	343
Morgan Stanley Capital I Trust Series 2017-H1, Class AS 3.773%, 6/15/50	155	173
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A2 3.02%, 7/15/58	51	52
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class C, ARM 4.437%, 7/15/58	50	48
Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class B, ARM 4.506%, 3/15/59	310	340
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class B, ARM 3.917%, 7/15/50	165	177
Wells Fargo Commercial Mortgage Trust Series 2019-C52, Class B 3.375%, 8/15/52	665	696
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class C, ARM 3.542%, 2/15/53	475	462
Worldwide Plaza Trust Series 2017-WWP, Class C, ARM 3.715%, 11/10/36 (1)	100	103
		28,925
Total Non-U.S. Government Mortgage-Backed Securities (Cost $70,985)		**71,407**

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 20.9%

U.S. GOVERNMENT AGENCY OBLIGATIONS 16.4% (7)

Federal Home Loan Mortgage		
2.50%, 5/1/30	226	238
3.00%, 4/1/47 - 1/1/48	303	316
3.50%, 9/1/42 - 3/1/46	418	453
4.00%, 8/1/40 - 1/1/46	641	702

4.50%, 9/1/23 - 5/1/42	295	328
5.00%, 7/1/25 - 8/1/40	88	103
5.50%, 10/1/38 - 1/1/40	60	71
6.00%, 8/1/21 - 8/1/38	23	27
6.50%, 6/1/24 - 4/1/37	115	132
Federal Home Loan Mortgage, ARM		
1Y CMT + 2.25%, 2.746%, 10/1/36	1	1
1Y CMT + 2.245%, 3.772%, 1/1/36	3	3
1Y CMT + 2.347%, 4.097%, 11/1/34	7	7
12M USD LIBOR + 1.809%, 3.372%, 3/1/36	4	4
12M USD LIBOR + 1.734%, 3.747%, 2/1/37	3	3
12M USD LIBOR + 1.75%, 3.75%, 2/1/35	1	1
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	2	2
12M USD LIBOR + 2.029%, 4.049%, 11/1/36	1	1
12M USD LIBOR + 1.929%, 4.073%, 12/1/36	1	1
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	3	3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	570	88
Federal Home Loan Mortgage, UMBS		
3.00%, 5/1/31 - 6/1/50	308	326
3.50%, 6/1/33	123	132
4.00%, 12/1/49 - 2/1/50	1,582	1,698
4.50%, 5/1/50	280	304
5.00%, 12/1/41	261	302
Federal National Mortgage Assn., 3.00%, 6/1/33-8/1/46	104	111
Federal National Mortgage Assn., ARM		
12M USD LIBOR + 1.70%, 2.20%, 11/1/37	5	5
12M USD LIBOR + 1.587%, 2.427%, 11/1/35	4	4
12M USD LIBOR + 1.655%, 2.62%, 8/1/37	1	1
12M USD LIBOR + 1.888%, 2.637%, 8/1/36	2	2
12M USD LIBOR + 1.569%, 3.23%, 12/1/35	3	3
12M USD LIBOR + 1.34%, 3.34%, 12/1/35	1	1

12M USD LIBOR + 1.892%, 3.414%, 12/1/35	1	1
12M USD LIBOR + 2.04%, 3.612%, 12/1/36	1	1
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	75	76
Federal National Mortgage Assn., UMBS		
2.50%, 5/1/30 - 11/1/50	1,096	1,153
3.00%, 1/1/27 - 11/1/48	1,937	2,052
3.50%, 4/1/31 - 7/1/50	2,069	2,215
4.00%, 11/1/40 - 1/1/50	3,547	3,851
4.50%, 5/1/22 - 5/1/50	4,891	5,404
5.00%, 10/1/21 - 12/1/47	1,547	1,788
5.50%, 12/1/21 - 5/1/39	414	492
6.00%, 3/1/21 - 10/1/40	595	706
6.50%, 7/1/32 - 6/1/39	45	50
UMBS, TBA		
1.50%, 12/1/35 - 12/1/50 (8)	2,835	2,900
2.00%, 12/1/35 - 12/1/50 (8)	9,629	10,010
2.50%, 12/1/35 - 12/1/50 (8)	11,158	11,684
3.00%, 12/1/35 - 12/1/50 (8)	19,947	20,845
3.50%, 12/1/35 - 12/1/50 (8)	14,409	15,205
4.00%, 12/1/50 (8)	6,251	6,669
4.50%, 12/1/50 (8)	922	999
		91,474

U.S. GOVERNMENT OBLIGATIONS 4.5%

Government National Mortgage Assn.		
3.00%, 5/20/46 - 3/20/50	4,021	4,167
3.50%, 9/15/41 - 4/20/48	5,337	5,811
4.00%, 2/20/41 - 1/20/48	425	467
4.50%, 11/20/39 - 12/20/49	2,415	2,636
5.00%, 4/20/35 - 6/20/49	2,026	2,274
5.50%, 10/20/32 - 3/20/49	843	939
6.50%, 2/15/29 - 12/20/33	4	4

Government National Mortgage Assn., CMO, 3.00%, 11/20/47-12/20/47	163	171
Government National Mortgage Assn., CMO, IO		
3.50%, 4/20/39 - 5/20/43	487	45
4.00%, 5/20/37 - 2/20/43	115	9
4.50%, 12/20/39	9	—
Government National Mortgage Assn., TBA		
2.00%, 12/20/50 (8)	229	240
2.50%, 12/20/50 (8)	766	807
3.00%, 12/20/50 - 1/20/51 (8)	2,575	2,688
3.50%, 1/20/51 (8)	819	864
4.00%, 12/20/50 (8)	2,863	3,043
4.50%, 12/20/50 (8)	116	125
5.00%, 12/20/50 (8)	530	580
		24,870
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $114,976)		**116,344**

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 30.3%

U.S. TREASURY OBLIGATIONS 30.3%

U.S. Treasury Bonds, 1.25%, 5/15/50	1,550	1,427
U.S. Treasury Bonds, 1.125%, 8/15/40	9,000	8,626
U.S. Treasury Bonds, 1.375%, 8/15/50	11,830	11,238
U.S. Treasury Bonds, 1.625%, 11/15/50	1,190	1,203
U.S. Treasury Bonds, 2.375%, 11/15/49	425	506
U.S. Treasury Bonds, 2.50%, 2/15/45	1,480	1,785
U.S. Treasury Bonds, 2.50%, 2/15/46	1,530	1,850
U.S. Treasury Bonds, 2.75%, 8/15/47	1,870	2,374
U.S. Treasury Bonds, 2.75%, 11/15/47	690	877
U.S. Treasury Bonds, 2.875%, 11/15/46	1,015	1,313
U.S. Treasury Bonds, 3.00%, 11/15/44	915	1,198
U.S. Treasury Bonds, 3.00%, 2/15/48	905	1,203

U.S. Treasury Bonds, 3.00%, 8/15/48	3,985	5,310
U.S. Treasury Bonds, 3.00%, 2/15/49	580	775
U.S. Treasury Bonds, 3.125%, 2/15/43	2,415	3,207
U.S. Treasury Bonds, 3.125%, 5/15/48	3,055	4,154
U.S. Treasury Bonds, 3.375%, 5/15/44	1,275	1,765
U.S. Treasury Bonds, 4.375%, 5/15/41	175	272
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	3,771	4,461
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	11,099	11,790
U.S. Treasury Notes, 0.125%, 10/31/22	18,035	18,027
U.S. Treasury Notes, 0.125%, 10/15/23	21,000	20,961
U.S. Treasury Notes, 0.25%, 9/30/25	6,000	5,970
U.S. Treasury Notes, 0.25%, 10/31/25	17,700	17,603
U.S. Treasury Notes, 0.625%, 5/15/30	550	540
U.S. Treasury Notes, 0.625%, 8/15/30	20,450	20,035
U.S. Treasury Notes, 1.375%, 1/31/22	2,400	2,435
U.S. Treasury Notes, 1.50%, 2/15/30	500	531
U.S. Treasury Notes, 1.75%, 6/30/24	2,410	2,540
U.S. Treasury Notes, 2.125%, 3/31/24	2,015	2,142
U.S. Treasury Notes, 2.25%, 2/15/27	4,195	4,639
U.S. Treasury Notes, 2.25%, 8/15/27	1,350	1,499
U.S. Treasury Notes, 2.25%, 11/15/27	1,275	1,418
U.S. Treasury Notes, 2.375%, 1/31/23 (9)	1,035	1,084
U.S. Treasury Notes, 2.50%, 1/31/21	1,250	1,255
U.S. Treasury Notes, 2.50%, 1/31/24	475	509
U.S. Treasury Notes, 2.625%, 2/28/23 (9)	555	586
U.S. Treasury Notes, 6.875%, 8/15/25	700	912
Total U.S. Treasury Obligations		168,020
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $161,477)		**168,020**

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.6%

Owned No Guarantee 0.5%

Centrais Eletricas Brasileiras, 4.625%, 2/4/30 (1)	200	208
CITGO Petroleum, 7.00%, 6/15/25 (1)	140	136
Pertamina Persero, 6.45%, 5/30/44 (1)	265	364
Perusahaan Listrik Negara, 5.45%, 5/21/28 (1)	800	962
Saudi Arabian Oil, 3.50%, 4/16/29 (1)	600	665
Saudi Arabian Oil, 4.375%, 4/16/49 (1)	400	487
YPF, 8.50%, 3/23/21	225	212
		3,034
Sovereign 0.1%		
Republic of Romania, 3.624%, 5/26/30 (EUR)	240	338
United Mexican States, 4.00%, 10/2/23	1	1
		339
Total Foreign Government Obligations & Municipalities (Cost $2,887)		**3,373**

MUNICIPAL SECURITIES 3.4%

CALIFORNIA 0.1%

Inland Valley Dev. Agency, Series B, 5.50%, 3/1/33 (10)	150	169
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	285	340
		509
COLORADO 0.4%		
Colorado Health Facilities Auth., Series B, 3.36%, 12/1/30	1,970	1,995
Denver City & County School District No. 1, Series B, Certificate of Participation, 4.242%, 12/15/37	65	79
		2,074
DISTRICT OF COLUMBIA 0.0%		
District of Columbia, Build America, Series E, 5.591%, 12/1/34	5	7
		7

MISSOURI 0.3%		
Health & Ed. Facilities Auth. of the State of Missouri, Series A, 3.471%, 1/15/36	1,200	1,429
		1,429
NEW YORK 0.1%		
New York Transportation Dev., Terminal 4 JFK Int'l Airport, Series B, 1.61%, 12/1/22	55	55
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%, 5/15/22	600	621
		676
OHIO 0.1%		
JobsOhio Beverage System, Series B, 4.532%, 1/1/35	240	308
		308
PENNSYLVANIA 0.1%		
Montgomery County IDA, Retirement Community, 2.94%, 11/15/27	615	615
		615
PUERTO RICO 0.1%		
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B, 5.35%, 7/1/27	500	496
		496
SOUTH CAROLINA 0.1%		
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23	190	199
South Carolina Public Service Auth., Unrefunded Balanced, Series E, 4.322%, 12/1/27	77	90
		289
TEXAS 0.6%		
Central Texas Regional Mobility Auth., Series C, 2.635%, 1/1/32	1,500	1,480

Dallas Fort Worth Int'l. Airport, Series C, 2.096%, 11/1/30	350	351
Dallas Fort Worth Int'l. Airport, Series C, 2.919%, 11/1/50	275	274
Houston Airport System Revenue, Series C, 2.485%, 7/1/32	390	394
North Texas Tollway Auth., Series B, 3.079%, 1/1/42	490	504
Texas Transportation Commission State Highway Fund, Series B, 5.178%, 4/1/30	115	148
Waco Ed. Finance, Baylor Univ. Project, Series B, 1.786%, 3/1/29	100	100
Waco Ed. Finance, Baylor Univ. Project, Series B, 1.886%, 3/1/30	110	110
Waco Ed. Finance, Baylor Univ. Project, Series B, 2.056%, 3/1/31	110	111
		3,472
UTAH 0.0%		
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39	145	210
		210
VIRGINIA 0.1%		
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46	345	360
Virginia Commonwealth Transportation Board, Build America, Series B, 5.35%, 5/15/35	5	7
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30	60	79
Virginia Public School Auth., Qualified School Construction, 4.25%, 12/15/30	195	253
		699
WEST VIRGINIA 0.1%		
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49	460	467
		467
Total Municipal Securities (Cost $18,179)		**18,696**

SHORT-TERM INVESTMENTS 5.1%

MONEY MARKET FUNDS 5.1%

T. Rowe Price Government Reserve Fund, 0.09% (13)(14)	28,333	28,333
Total Short-Term Investments (Cost $28,333)		**28,333**
Total Investments in Securities		
114.7% of Net Assets (Cost $618,790)		**$ 636,953**

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $166,693 and represents 30.0% of net assets.

(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(3) Perpetual security with no stated maturity date.

(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

(5) All or a portion of this loan is unsettled as of November 30, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.

(6) See Note 2. Level 3 in fair value hierarchy.

(7) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.

(8) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $76,659 and represents 13.8% of net assets.

(9) At November 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(10) Insured by Assured Guaranty Municipal Corporation

(11) Non-income producing

(12) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,519 and represents 0.3% of net assets.

(Amounts in 000s, except market price)

SWAPS 0.5%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%				
Credit Default Swaps, Protection Sold 0.0%				
Barclays Bank, Protection Sold (Relevant Credit: Devon Energy, 7.95%, 4/15/32, $131.25*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	15	—	—	—
Barclays Bank, Protection Sold (Relevant Credit: General Electric, 2.70%, 10/09/22, $103.94*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/20	70	—	—	—
Barclays Bank, Protection Sold (Relevant Credit: Tesla, 5.30%, 8/15/25, $104*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/21	55	—	—	—
Citibank, Protection Sold (Relevant Credit: Devon Energy, 7.95%, 4/15/32, $131.25*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	30	—	—	—
Goldman Sachs, Protection Sold (Relevant Credit: General Electric, 2.70%, 10/09/22, $103.94*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/20	100	—	—	—
Goldman Sachs, Protection Sold (Relevant Credit: United Airlines Holdings, 5.00%, 2/1/24, $97.25*), Receive 5.00% Quarterly, Pay upon credit default, 6/20/21	60	1	(2)	3
Morgan Stanley, Protection Sold (Relevant Credit: Devon Energy, 7.95%, 4/15/32, $131.25*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	20	—	—	—
Total Bilateral Credit Default Swaps, Protection Sold			(2)	3
Total Bilateral Swaps			(2)	3

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	12/11/20	PHP	21,667	USD	445	$ 5
Bank of America	1/22/21	USD	445	AUD	625	(14)
Bank of America	1/22/21	CAD	895	USD	679	11
Barclays Bank	1/22/21	USD	534	IDR	7,927,900	(24)
Barclays Bank	1/22/21	INR	16,617	USD	223	—
BNP Paribas	12/11/20	USD	970	CLP	748,905	(13)
BNP Paribas	12/11/20	USD	333	COP	1,262,885	(18)
BNP Paribas	12/11/20	COP	1,334,675	USD	367	4
BNP Paribas	12/11/20	CLP	377,455	USD	504	(8)
BNP Paribas	1/15/21	USD	994	PEN	3,585	(1)
BNP Paribas	1/15/21	PEN	3,585	USD	994	—
BNP Paribas	1/15/21	PEN	3,850	USD	1,074	(6)
BNP Paribas	1/22/21	INR	8,233	USD	110	—
BNP Paribas	1/22/21	INR	9,695	USD	131	(1)
BNP Paribas	3/5/21	CLP	377,455	USD	493	4
Citibank	12/11/20	COP	1,104,365	USD	300	7
Citibank	1/15/21	USD	605	RON	2,510	(8)
Citibank	1/15/21	USD	342	RUB	26,355	(1)
Citibank	3/5/21	CLP	929,890	USD	1,216	7
Credit Suisse	1/15/21	PEN	10,475	USD	2,906	—
Deutsche Bank	12/11/20	COP	643,535	USD	173	6
Deutsche Bank	12/11/20	PHP	27,180	USD	559	6
Goldman Sachs	12/2/20	USD	356	BRL	1,900	2
Goldman Sachs	12/2/20	BRL	1,120	USD	199	10
Goldman Sachs	12/2/20	BRL	780	USD	148	(2)
Goldman Sachs	1/22/21	INR	8,121	USD	109	—
Goldman Sachs	1/22/21	INR	8,259	USD	111	—
HSBC Bank	12/11/20	USD	2,314	PHP	112,520	(25)
HSBC Bank	1/15/21	USD	313	MXN	6,615	(13)
HSBC Bank	1/15/21	MXN	7,395	USD	365	—
HSBC Bank	1/22/21	USD	—	INR	15	—
HSBC Bank	1/22/21	IDR	7,927,900	USD	533	24
HSBC Bank	1/22/21	INR	63,625	USD	849	6
JPMorgan Chase	12/2/20	USD	53	BRL	280	—
JPMorgan Chase	12/2/20	USD	108	BRL	585	(1)
JPMorgan Chase	12/2/20	BRL	280	USD	50	3
JPMorgan Chase	12/2/20	BRL	585	USD	110	(1)
JPMorgan Chase	12/11/20	USD	128	COP	485,015	(7)
JPMorgan Chase	12/11/20	USD	436	PHP	21,325	(7)
JPMorgan Chase	12/11/20	PHP	58,515	USD	1,216	1
JPMorgan Chase	12/18/20	ZAR	2,710	USD	164	10
JPMorgan Chase	12/18/20	USD	317	ZAR	5,275	(23)
JPMorgan Chase	1/15/21	RON	2,935	USD	714	2
JPMorgan Chase	1/15/21	RUB	26,355	USD	338	5
JPMorgan Chase	1/15/21	MXN	19,040	USD	946	(9)
JPMorgan Chase	1/15/21	RON	7,805	USD	1,909	(4)
JPMorgan Chase	1/15/21	RUB	99,955	USD	1,310	(8)

The accompanying notes are an integral part of these financial statements.

November 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to maximize total return through income and, secondarily, capital appreciation. The fund has three classes of shares: the Total Return Fund (Investor Class), the Total Return Fund–Advisor Class (Advisor Class), and the Total Return Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended November 30, 2020, the Advisor Class incurred less than $1,000 in these fees.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended November 30, 2020, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2020, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2020, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2020, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2020, securities valued at $622,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2020, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 5% of net assets.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2020, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 9% and 35% of net assets.

Options The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values, interest rates and credit ratings and, for options written, potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2020, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.

Swaps The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2020, the notional amount of protection sold by the fund totaled $34,650,000 (6.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended November 30, 2020, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 10% and 41% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2020, securities valued at $8,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $116,000 cash as of November 30, 2020.

Bank Loans The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

LIBOR The fund may invest in instruments that are tied to reference rates, including LIBOR. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced a decision to transition away from LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $56,854,000 and $27,919,000, respectively, for the six months ended November 30, 2020. Purchases and sales of U.S. government securities aggregated $751,775,000 and $683,325,000, respectively, for the six months ended November 30, 2020.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2020, the cost of investments for federal income tax purposes was $622,306,000. Net unrealized gain aggregated $17,484,000 at period-end, of which $20,748,000 related to appreciated investments and $3,264,000 related to depreciated investments.

NOTE 6 - ACQUISITION

On November 30, 2020, the fund acquired substantially all of the assets of the T. Rowe Price Institutional Core Plus Fund (the acquired fund), pursuant to the Agreement and Plan of Reorganization dated July 30, 2020. The acquired fund was available only to institutional investors and required an initial investment of $1,000,000; the same as the fund’s I Class investment minimum. The acquired fund shared substantially similar investment objectives and a relatively similar investment program as the fund, and the fund’s I Class offered a lower net expense ratio than that of the acquired fund. Accordingly, it no longer made sense to offer both funds and the acquired fund’s Board approved the liquidation and dissolution of the acquired fund. The acquisition was accomplished by a tax-free exchange of 38,080,000 shares of the fund with a value of $406,311,000 for all 37,958,000 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the NYSE on the immediately preceding business day, November 27, 2020. The net assets of the acquired fund at that date included $13,720,000 of unrealized appreciation. Assets of the acquired fund, including securities of $387,859,000, cash of $16,889,000, receivables and other assets of $2,207,000 and payables of $644,000, were combined with those of the fund, resulting in aggregate net assets of $553,671,000 immediately after the acquisition.

Pro forma results of operations of the combined entity for the entire six months ended November 30, 2020, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the fund’s accompanying Statement of Operations since November 30, 2020.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At November 30, 2020, the effective annual group fee rate was 0.28%.

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to September 1, 2020, the I Class was subject to an operating expense limitation to the extent such operating expenses, on an annualized basis, exceeded 0.05% of average daily net assets. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2020 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $304,000 remain subject to repayment by the fund at November 30, 2020. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2020, expenses incurred pursuant to these service agreements were $34,000 for Price Associates; $31,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

As of November 30, 2020, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 2,450,000 shares of the Investor Class, representing 19% of the Investor Class’s net assets and 10,000 shares of the Advisor Class, representing 42% of the Advisor Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2020, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of November 30, 2020.

NOTE 8 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Return Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2021